Capital structure (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Capital structure
Summary of the Company's outstanding warrants

The following is a summary of the Company's outstanding warrants as of December 31, 2012:

	Warrant shares	Exercise price	Expiration

Series Two	24,712	$16.00	2014
Series Two	50,000	$16.00	2017
Series Two	56,250	$16.00	2019 and 2020
Common stock	645	$2,520	2013 and 2014

The following is a summary of the Company's outstanding warrants as of September 30, 2013:

	Warrant shares	Exercise price	Expiration

Common stock	3,088	$128.00	2014
Common stock	6,250	$128.00	2017
Common stock	7,030	$128.00	2019 and 2020
Common stock	645	$2,520	2013 and 2014

The following is a summary of the Company's outstanding warrants as of December 31, 2011:

	Warrant shares	Exercise price	Expiration

Series E convertible preferred stock	54,465	$7.26	2014
Series F convertible preferred stock	50,000	$16.00	2017
Series F-2 convertible preferred stock	56,250	$16.00	2019 and 2020
Common stock	645	$2,520	2013 and 2014

The following is a summary of the Company's outstanding warrants as of December 31, 2012:

	Warrant shares	Exercise price	Expiration

Series 2 convertible preferred stock	24,712	$16.00	2014
Series 2 convertible preferred stock	50,000	$16.00	2017
Series 2 convertible preferred stock	56,250	$16.00	2019 and 2020
Common stock	645	$2,520	2013 and 2014